Financial Expenses (Income), Net (Details) - Schedule of Financial Expenses (Income), Net - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial (income):
Change in fair value of warrants and capital note presented at fair value	$ (13,533)	$ (91,516)	$ (8,112,118)
Interest and change in fair value in connection with convertible loans		(167,364)
Foreign exchange income, net	(22,777)	(354,725)
Financial expenses:
Interest, accretion back and change in fair value in connection with convertible loans	67,684		7,892,632
Foreign exchange loss, net			44,270
Other	98,021	85,410	124,312
Financial expenses (income), net	$ 129,395	$ (528,195)	$ (50,904)